Share-based compensation - Schedule of Number of Awards Outstanding and Weighted Average Strike Price (Details)	3 Months Ended	12 Months Ended
	Mar. 31, 2022 shares $ / shares	Dec. 31, 2021 shares $ / shares
Share-based Payment Arrangements [Abstract]
Average strike price in USD per share, At beginning of the year (in USD per share) | $ / shares	$ 27.23
Fair value grant date (in USD per share) | $ / shares	14.39
Average strike price in USD per share, Forfeited (in USD per share) | $ / shares	28.33
Average strike price in USD per share, At end of the year (in USD per share) | $ / shares	$ 24.05	$ 27.23
Number of awards, At beginning of the year (in shares) | shares	6,640,200
Number of awards, Granted (in shares) | shares	2,062,058
Number of awards, Forfeited (in shares) | shares	(272,752)
Number of awards, At end of the year (in shares) | shares	8,429,506	6,640,200
Weighted average remaining contractual life of outstanding share options	8 years 9 months 14 days	8 years 8 months 12 days
Weighted average remaining contractual life of granted share options	9 years 10 months 24 days